Note 10 - Commitments and Contingencies (Details) - Summary of Contractual Obligations	Mar. 31, 2015 USD ($)
Contractual Obligations:
Rent obligations	$ 271,796
Rent obligations	153,615
Rent obligations	118,181
Total	271,796
Total	153,615
Total	$ 118,181